Lord Abbett

Series Fund, Inc.
Growth and Income Portfolio
Mid-Cap Value Portfolio
International Portfolio

1999 ANNUAL REPORT

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
Report to Shareholders

For the Fiscal Year Ended December 31, 1999

[PHOTO]


Robert S. Dow
Chairman
January 7, 2000

"We were well positioned to benefit from the leader-ship role of the technology sector, and many of our technology holdings posted strong gains."

[GRAPHIC OMITTED]

Lord, Abbett & Co. is proud to announce we have received a DALBAR award for providing consistently good service to shareholders, the 1999 Key Honor Award for Mutual Fund Service. DALBAR, Inc., an independent research firm and evaluator of mutual fund service, presents the awards to financial services firms that provide consistently solid service to clients.

The Lord Abbett Series Fund - Growth and Income Portfolio completed its fiscal year on 12/31/99, providing its shareholders with a total annual return of 16.74%.*

U.S. Equity Market - The Year in Review

Since 1997, low interest rates and a deceleration in corporate earnings have driven the U.S. stock markets. This environment favored a very select group of stocks with stable earnings growth - primarily those of large companies. Investors responded by continuing to purchase stocks of companies that exhibited solid earnings and/or strong recent stock performance. This trend continued during the first quarter of 1999, with stocks of large growth companies continuing to provide the strongest returns. In the second quarter, we saw a broadening of the market where for the first time in many quarters value stocks outperformed growth stocks, and stocks of small- and mid-sized companies outperformed those of large companies. Towards the end of the year, the trend reversed once again, and growth stocks returned to favor. Global growth rates continued to surge throughout 1999, instilling inflationary concerns in many investors. In the fall, the Federal Reserve Board responded with a series of rate hikes that brought U.S. interest rates up from their 1998 record lows.

How We Positioned Your Portfolio**

In early 1999, we sold some of our holdings in non-cyclical companies such as healthcare, pharmaceuticals and technology, because they approached what we believed to be their full values. We then used the proceeds to build or add to positions in stocks of undervalued cyclical companies in the manufacturing and commodities industries. When cyclical stocks advanced in April, the Portfolio benefited from the upswing. However, our holdings in healthcare services companies held down the Fund's performance a bit, as political issues and government influence hampered the performance of these companies.

Anticipating continued improvement in the global economy, we made several early investments in energy companies that benefited the Portfolio. Rising interest rates in the latter part of the year caused interest rate-sensitive areas, such as electric utilities and financial services companies, to underperform. Over the course of the year, the Portfolio remained underweighted in financial services companies in anticipation of rising interest rates. However, we maintained a focus on property and casualty insurance companies, as this market segment is beginning to benefit from industry consolidation.

Stocks of technology companies demonstrated tremendous relative strength throughout the year despite their high valuations. We were well positioned to benefit from the leadership role of this sector, and many of our technology holdings posted strong gains. We also increased our exposure to basic materials companies (e.g., metals, paper and chemicals) in anticipation of further global economic recovery in 2000 and beyond.

Watching the Horizon

We expect to see global economic growth continue throughout the coming year. In response, we are investing in companies that should benefit from this recovery, such as those producing basic materials and capital goods (e.g., machinery, computers and industrial equipment). In the U.S., some signs are emerging that the economy may be moderating, which may diminish the risk of significant future U.S. interest rate hikes. As a result, we are reconsidering financial services stocks, many of which display solid fundamentals at attractive prices. We believe that any possibility of a future interest rate increase is already reflected in the low stock prices of these companies.

Thank you for your continued confidence in Lord Abbett Series Fund. We look forward to helping you achieve your financial goals in the future.

* Total return is the percent change in net asset value assuming the reinvestment of all distributions.

** The Portfolio is actively managed and is subject to change.

Lord Abbett Series Fund - Growth & Income Portfolio

Serving Insurance Companies and Their Clients Since 1989

Consistent Management - W. Thomas Hudson, Partner of Lord Abbett, heads the Series Fund -- Growth & Income Portfolio management team. Tom has been the lead manager of the Fund since it was established in 1989.

Consistent Results - Average Annual Return of 16.23%(1) - Lower Volatility - No Down Years(2)


                     Growth of $10,000: 12/31/89 - 12/31/99
                            Average Annual Returns(1)

The Fund's lower volatility helped
investors in 1994
o Lord Abbett Series Fund      +2.8%
o Lipper Growth and Income   -0.8%
Funds Average

[GRAPHIC OMITTED]

                      12/89     12/90     12/91     12/92     12/93      12/94     12/95     12/96     12/97     12/98     12/99
Value at Year End(3) $10,070   $10,290   $13,069   $15,109   $17,347    $17,826   $23,141   $27,654   $34,361   $38,873   $45,387

Total Returns         0.7%      2.2%      27.0%     15.6%     14.8%      2.8%      29.8%     19.5%     24.4%     12.9%     16.7%

(1)  Reflects  the  percent  change in net asset  value for the period  12/11/89
     (inception)   through   12/31/99  and  includes  the  reinvestment  of  all
     distributions.

(2) For the period 12/11/89 (inception) through 12/31/99, Lord Abbett Series Fund - Growth and Income Portfolio had no calendar years of negative performance. The 10-year period above was a period of generally good performance for the equity markets. During that period, the S&P 500 Index annualized return was 18.21% in the aggregate, with dividends reinvested.

(3) Value at year end figure represents total account value, assuming the reinvestment of dividends and capital gains distributions.


The Portfolio and Performance

The Fund has performed well over time relative to the Morningstar Large Value Funds Category Average.

[GRAPHIC OMITTED]
                                 1 Year    3 Years    5 Years     10 Years
The Portfolio(4)                 16.7%     18.0%      20.6%       16.3%

Morningstar Large Value Funds
Category Average(5)               6.6%     14.7%      19.3%       14.0%


(4) Average annual total returns are at NAV that include the reinvestment of dividends and the effect of deducting an investment options expenses, but do not include mortality and expense charges, any policy administrative charges or any deferred sales charges specific to any variable insurance product. Total returns would be reduced with the inclusion of variable insurance contract charges.

(5)  Source: Morningstar, Inc.


                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks 92.40%
------------------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense 2.23%        Honeywell International Inc.                                                     14,000  $    807,625
------------------------------------------------------------------------------------------------------------------------============
Aluminum 2.29%                 Alcoa Inc.                                                                       10,000       830,000
------------------------------------------------------------------------------------------------------------------------============
Automotive .88%                Ford Motor Co.                                                                    6,000       320,625
------------------------------------------------------------------------------------------------------------------------============
Banks: Money Center 1.61%      Chase Manhattan Corp.                                                             7,500       582,656
------------------------------------------------------------------------------------------------------------------------============
Banks: Regional 4.11%          Bank One Corp.                                                                   11,000       352,687
                               Fleet Boston Financial Corp.                                                     14,000       487,375
                               Wells Fargo Co.                                                                  16,000       647,000
                               Total                                                                                       1,487,062
------------------------------------------------------------------------------------------------------------------------============
Chemicals 3.31%                Dow Chemical Co.                                                                  5,000       668,125
                               Rohm and Haas Co.                                                                13,000       528,937
                               Total                                                                                       1,197,062
------------------------------------------------------------------------------------------------------------------------============
Communications                 Loral Space & Communications Ltd.*                                               22,000       534,875
Technology 2.45%               QUALCOMM Inc.*                                                                    2,000       352,250
                               Total                                                                                         887,125
------------------------------------------------------------------------------------------------------------------------============
Computer Services 3.69%        First Data Corp.                                                                  8,000       394,500
                               Ceridian Corp.*                                                                  14,000       301,875
                               Unisys Corp.*                                                                    20,000       638,750
                               Total                                                                                       1,335,125
------------------------------------------------------------------------------------------------------------------------============
Computer Technology 5.12%      Apple Computer Inc.*                                                              2,500       257,031
                               Compaq Computer Corp.                                                            15,000       405,938
                               International Business Machines Corp.                                             6,000       648,000
                               Sun Microsystems Inc.*                                                            7,000       542,062
                               Total                                                                                       1,853,031
------------------------------------------------------------------------------------------------------------------------============
Computer: Software 3.69%       Cadence Design Systems Inc.*                                                     23,000       552,000
                               Oracle Corp.*                                                                     7,000       784,437
                               Total                                                                                       1,336,437
------------------------------------------------------------------------------------------------------------------------============
Conglomerates 1.35%            Minnesota Mining & Manufacturing Co.                                              5,000       489,375
------------------------------------------------------------------------------------------------------------------------============
Copper 1.76%                   Phelps Dodge Corp.                                                                9,500       637,687
------------------------------------------------------------------------------------------------------------------------============
Drugs 3.24%                    American Home Products Corp.                                                     16,000       631,000
                               Pharmacia & Upjohn Inc.                                                          12,000       540,000
                               Total                                                                                       1,171,000
------------------------------------------------------------------------------------------------------------------------============
Electric Power 4.95%           Carolina Power & Light Co.                                                        3,000        91,313
                               Dominion Resources, Inc.                                                         14,000       549,500
                               Duke Energy Corp.                                                                13,000       651,625
                               First Energy Corp.                                                               22,000        499,12
                               Total                                                                                       1,791,563
------------------------------------------------------------------------------------------------------------------------============
Electrical Equipment 1.43%     Emerson Electric Co.                                                              9,000       516,375
------------------------------------------------------------------------------------------------------------------------============
Electronics:
Semiconductor 1.61%            Texas Instruments Inc.                                                            6,000       581,250
------------------------------------------------------------------------------------------------------------------------============
Energy Equipment               Schlumberger Ltd.                                                                11,000       618,750
& Services 1.91%               Transocean Sedco Forex Inc.                                                       2,134        71,889
                               Total                                                                                         690,639
------------------------------------------------------------------------------------------------------------------------============

                                                                               3

                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Financial Services  1.38%      Morgan Stanley Dean Witter & Co.                                                  3,500   $   499,625
------------------------------------------------------------------------------------------------------------------------============
Financial:
Miscellaneous  1.21%           Fannie Mae                                                                        7,000       437,063
------------------------------------------------------------------------------------------------------------------------============
Food  3.06%                    Archer-Daniels-Midland Co.                                                       45,000       548,438
                               Ralston-Ralston Purina Group                                                     20,000       557,500
                               Total                                                                                       1,105,938
------------------------------------------------------------------------------------------------------------------------============
Healthcare                     Aetna Inc.                                                                        6,000       334,875
Management Services 2.15%      Cigna Corp.                                                                       5,500       443,094
                               Total                                                                                         777,969
------------------------------------------------------------------------------------------------------------------------============
Healthcare Services  1.21%     Columbia HCA Healthcare Corp.                                                    15,000       439,688
------------------------------------------------------------------------------------------------------------------------============
Household Equipment/Products
1.30%                          Black & Decker Corp.                                                              9,000       470,250
------------------------------------------------------------------------------------------------------------------------============
Insurance  6.43%               Ace Ltd.                                                                         10,000       166,875
                               American General Corp.                                                           11,000       834,625
                               Aon Corp.                                                                        17,000       680,000
                               Jefferson-Pilot Corp.                                                             7,000       477,750
                               St. Paul Companies Inc.                                                           5,000       168,438
                               Total                                                                                       2,327,688
------------------------------------------------------------------------------------------------------------------------============
Machinery: Agriculture  1.80%  Deere & Co.                                                                      15,000       650,625
------------------------------------------------------------------------------------------------------------------------============
Natural Gas  1.37%             Coastal Corp.                                                                    14,000       496,125
------------------------------------------------------------------------------------------------------------------------============
Oil: Integrated
Domestic  1.79%                Atlantic Richfield Co.                                                            7,500       648,750
------------------------------------------------------------------------------------------------------------------------============
Oil: Integrated                BP Amoco plc ADR                                                                  4,500       266,906
International  5.96%           Exxon Mobil Corp.                                                                11,000       886,188
                               Texaco Inc.                                                                       7,000       380,187
                               Total Fina SA                                                                     9,000       623,250
                               Total                                                                                       2,156,531
------------------------------------------------------------------------------------------------------------------------============
Paper and Forest
Products  2.65%                International Paper Co.                                                          17,000       959,438
------------------------------------------------------------------------------------------------------------------------============
Publishing  3.53%              Dow Jones & Co. Inc.                                                              8,500       578,000
                               Gannett Co. Inc.                                                                  6,000       489,375
                               Tribune Co.                                                                       3,800       209,238
                               Total                                                                                       1,276,613
------------------------------------------------------------------------------------------------------------------------============
Radio & TV Broadcasting  1.41% CBS Corp.*                                                                        8,000       511,500
------------------------------------------------------------------------------------------------------------------------============
Retail  2.38%                  Consolidated Stores Corp.*                                                       25,000       406,250
                               Federated Department Stores, Inc.*                                                9,000       455,063
                               Total                                                                                         861,313
------------------------------------------------------------------------------------------------------------------------============
Steel  .46%                    USX-U.S. Steel Group                                                              5,000       165,000
------------------------------------------------------------------------------------------------------------------------============
Telecommunications  4.73%      Alltel Corp.                                                                      7,500       620,156
                               Bell Atlantic Corp.                                                               9,000       554,063
                               SBC Communications Inc.                                                          11,000       536,250
                               Total                                                                                       1,710,469
------------------------------------------------------------------------------------------------------------------------============
Telephone:                     AT&T Corp.                                                                       18,000       913,500
Long Distance  3.95%           MCI WorldCom Inc.*                                                               9,750        517,359
                               Total                                                                                       1,430,859
------------------------------------------------------------------------------------------------------------------------============

4

                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Common Stocks (Cost $30,145,414)                                  $   33,440,081
------------------------------------------------------------------------------------------------------------------------============
Convertible-Preferred Stock 1.99%
------------------------------------------------------------------------------------------------------------------------============
Broadcasting 1.00%             Houston Industries Inc. Conv. Pfd. 7% into Time Warner                            3,000       361,500
------------------------------------------------------------------------------------------------------------------------============
Entertainment .99%             Seagram Co. Ltd. Conv. Pfd. 7.50%                                                 8,000       360,000
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments in Convertible-Preferred Stocks (Cost $673,274)                             721,500
------------------------------------------------------------------------------------------------------------------------============
Short-Term Investments  4.94%                                                                        Principal Amount
------------------------------------------------------------------------------------------------------------------------============
                               American Express Credit Corp. 2.50% due 1/4/2000                             $  205,000       205,000
                               American Express Credit Corp. 4.25% due 1/3/2000                              1,360,000     1,360,000
                               Associates First Capital Corp. 4.05% due 1/3/2000                               223,000       223,000
------------------------------------------------------------------------------------------------------------------------============
                               Total Short-Term Investments (Cost $1,788,000)                                              1,788,000
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments 99.33% (Cost $32,606,688)                                                35,949,581
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities .67%                                                                                242,068
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%             (Equivalent to $22.16 per share; 1,632,897 shares of
                               $.001 par value capital stock outstanding;
                               authorized 50,000,000 shares)                                                             $36,191,649
------------------------------------------------------------------------------------------------------------------------============

                              * Non-income producing security.
                                ADR American Depositary Receipt.
                                See Notes to Financial Statements.


                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Common Stocks   92.46%
------------------------------------------------------------------------------------------------------------------------============
Air Transportation   1.58%     SkyWest Inc.                                                                        300     $   8,400
------------------------------------------------------------------------------------------------------------------------============
Apparel  1.75%                 Tommy Hilfiger Corp.*                                                               400         9,325
------------------------------------------------------------------------------------------------------------------------============
Auto Parts:
After Market   .50%            Snap-on, Inc.                                                                       100         2,656
------------------------------------------------------------------------------------------------------------------------============
Banks: Regional   .97%         Cullen/Frost Bankers Inc.                                                           200         5,150
------------------------------------------------------------------------------------------------------------------------============
Chemicals  3.02%               CK Witco Corp.                                                                    1,200        16,050
------------------------------------------------------------------------------------------------------------------------============
Communications
Technology  2.93%              Cabletron Systems Inc.*                                                             600        15,600
------------------------------------------------------------------------------------------------------------------------============
Containers  5.44%              American National Can Group                                                         500         6,500
                               Ball Corp.                                                                          300        11,812
                               Pactiv Corp.*                                                                     1,000        10,625
                               Total                                                                                          28,937
------------------------------------------------------------------------------------------------------------------------============
Drugs  2.84%                   Mylan Laboratories Inc.                                                             600        15,112
------------------------------------------------------------------------------------------------------------------------============
Electric Power  11.11%         FirstEnergy Corp.                                                                   300         6,806
                               Illinova Corp.                                                                      400        13,900
                               Ipalco Enterprises Inc.                                                             400         6,825
                               Niagara Mohawk Holdings, Inc.*                                                      700         9,756
                               Northeast Utilities                                                                 500        10,281
                               SCANA Corp.                                                                         300         8,063
                               Sierra Pacific Resources                                                            200         3,463
                               Total                                                                                          59,094
------------------------------------------------------------------------------------------------------------------------============
Electronics:
Semiconductor   3.20%          Varian Semiconductor Equipment Associates, Inc.*                                    500        17,000
------------------------------------------------------------------------------------------------------------------------============
Financial Services   1.99%     CIT Group Inc. Class A                                                              500        10,562
------------------------------------------------------------------------------------------------------------------------============
Food   7.18%                   Dean Foods Co.                                                                      300        11,925
                               Del Monte Foods Co.*                                                                700         8,619
                               IBP Inc.                                                                            300         5,400
                               Universal Foods Corp.                                                               600        12,225
                               Total                                                                                          38,169
------------------------------------------------------------------------------------------------------------------------============
Gaming   2.30%                 Mirage Resorts Inc.*                                                                800        12,250
------------------------------------------------------------------------------------------------------------------------============
Healthcare Products   3.96%    Acuson Corp.*                                                                       700         8,794
                               St. Jude Medical, Inc.*                                                             400        12,275
                               Total                                                                                          21,069
------------------------------------------------------------------------------------------------------------------------============
Healthcare Services  6.48%     Caremark Rx Inc.*                                                                 2,700        13,669
                               Trigon Healthcare Inc. Class A*                                                     200         5,900
                               Varian Medical Systems Inc.*                                                        500        14,906
                               Total                                                                                          34,475
------------------------------------------------------------------------------------------------------------------------============
Insurance  5.07%               MONY Group Inc.                                                                     300         8,756
                               Transatlantic Holdings Inc.                                                         100         7,806
                               XL Capital Ltd. Class A                                                             200        10,375
                               Total                                                                                          26,937
------------------------------------------------------------------------------------------------------------------------============
Materials & Commodities  .92%  IMC Global Inc.                                                                     300         4,913
------------------------------------------------------------------------------------------------------------------------============

6


                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - MID-CAP VALUE PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Milling: Fruits/Grain  2.46%   Corn Products International Inc.                                                    400  $     13,100
------------------------------------------------------------------------------------------------------------------------============
Natural Gas  6.76%             Dynegy Inc.                                                                         900        21,881
                               EOG Resources Inc.                                                                  800        14,050
                               Total                                                                                          35,931
------------------------------------------------------------------------------------------------------------------------============
Oil: Crude Producers   3.39%   Kerr-McGee Corp.                                                                    200        12,400
                               Santa Fe Snyder Corp.*                                                              700         5,600
                               Total                                                                                          18,000
------------------------------------------------------------------------------------------------------------------------============
Oil: Integrated
Domestic   1.07%               Amerada Hess Corp.                                                                  100         5,675
------------------------------------------------------------------------------------------------------------------------============
Oil: Refiners  3.95%           Ultramar Diamond Shamrock Corp.                                                     400         9,075
                               Valero Energy Corp.                                                                 600        11,925
                               Total                                                                                          21,000
------------------------------------------------------------------------------------------------------------------------============
REITs  2.06%                   Healthcare Realty Trust Inc.                                                        700        10,938
------------------------------------------------------------------------------------------------------------------------============
Restaurants  2.19%             CBRL Group Inc.                                                                   1,200        11,644
------------------------------------------------------------------------------------------------------------------------============
Retail  2.45%                  Consolidated Stores Corp.*                                                          800        13,000
------------------------------------------------------------------------------------------------------------------------============
Synthetic Fibers   3.43%       Polymer Group Inc.                                                                1,000        18,250
------------------------------------------------------------------------------------------------------------------------============
Utilities  3.46%               Eastern Enterprises                                                                 200        11,488
                               Southwest Gas Corp.                                                                 300         6,900
                               Total                                                                                          18,388
------------------------------------------------------------------------------------------------------------------------============
                               Total Investments in Common Stocks (Cost $487,264)                                            491,625
------------------------------------------------------------------------------------------------------------------------============
Other Assets, Less Liabilities  7.54%
------------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                          39,869
------------------------------------------------------------------------------------------------------------------------============
Receivable for:                Dividends                                                                                         388
                               Other                                                                                           4,300
                               Total Other Assets                                                                             44,557
------------------------------------------------------------------------------------------------------------------------============
Payables for:                  Capital stock reacquired                                                                           21
                               Other                                                                                           4,423
                               Total Liabilities                                                                               4,444
------------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                           40,113
------------------------------------------------------------------------------------------------------------------------============
Net asset 100.00%
(Equivalent  to $9.87 per share;  53,894 shares of $.001 par value capital stock
outstanding; authorized 50,000,000 shares)                                                                                 $ 531,738
------------------------------------------------------------------------------------------------------------------------============

                               *Non-income producing security.
                                See Notes to Financial Statements.


                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
Investments in Common Stocks      96.43%
------------------------------------------------------------------------------------------------------------------------============
Foreign   96.43%
------------------------------------------------------------------------------------------------------------------------============
Australia   5.01%              Biota Holdings Ltd.*                                                              4,500  $     18,182
                               Novogen Limited*                                                                  7,500        15,078
                               Total                                                                                          33,260
------------------------------------------------------------------------------------------------------------------------============
Canada   1.70%                 Ballard Power Systems Inc.*                                                         400        11,284
------------------------------------------------------------------------------------------------------------------------============
France   11.05%                Alcatel                                                                             100        22,971
                               Cap Gemini SA                                                                       100        25,389
                               UBI Soft Entertainment SA*                                                          120        24,059
                               UBI Soft Entertainment SA* Warrants expiring 11/2/2002                               20           846
                               Total                                                                                          73,265
------------------------------------------------------------------------------------------------------------------------============
Germany   16.72%               DePfa Deutsche Pfandbriefbank AG                                                    200        15,153
                               Drillisch AG                                                                        150         1,058
                               Marschollek, Lautenschlaeger Und Partner AG                                          65        19,319
                               MobilCom AG                                                                         175        15,181
                               SAP AG                                                                               50        24,583
                               SKW Trostberg AG                                                                  1,560        12,180
                               Vossloh AG                                                                          600         8,916
                               W.E.T. Automotive Systems AG*                                                       400        14,508
                               Total                                                                                         110,898
------------------------------------------------------------------------------------------------------------------------============
Japan   28.00%                 Asahi Chemical Industry Co., Ltd.                                                3,000         15,402
                               Colin Corp.                                                                         100        14,180
                               Honda Tsushin Kogyo Co., Ltd.                                                       300        22,149
                               Japan Asia Investment Co.                                                         2,000        32,857
                               Katokichi Co., Ltd.                                                               1,000        21,660
                               Nomura Securities Co., Ltd.                                                       1,000        18,042
                               Omron Corp.                                                                         700        16,121
                               Park24 Co., Ltd.                                                                    200        17,896
                               Toyoda Gosei Co., Ltd.                                                              500        27,381
                               Total                                                                                         185,688
------------------------------------------------------------------------------------------------------------------------============
Netherlands   4.70%            Getronics NV                                                                        250        19,949
                               Koninklijke Numico NV                                                               300        11,195
                               Total                                                                                          31,144
------------------------------------------------------------------------------------------------------------------------============
United Kingdom   29.25%        Ashtead Group plc                                                                 5,000        13,592
                               First Technology plc                                                              2,000        17,532
                               Gameplay.com plc*                                                                 3,000        22,937
                               Hays plc                                                                          1,000        15,954
                               Jarvis plc                                                                        3,500        12,459
                               London Bridge Software Holdings plc                                                 200        14,126
                               Mayflower Corp. plc                                                               4,000        14,110
                               NXT plc*                                                                          1,500        33,252
                               Pilkington plc                                                                   12,000        16,408
                               Trifast plc                                                                       1,000        16,221
                               Vodafone AirTouch plc                                                             3,500        17,373
                               Total                                                                                         193,964
------------------------------------------------------------------------------------------------------------------------============

8


                               Statement of Net Assets
                               LORD ABBETT SERIES FUND, INC. - INTERNATIONAL PORTFOLIO December 31, 1999


                               Investments                                                                     Shares          Value
------------------------------------------------------------------------------------------------------------------------------------
                               Total Investments in Common Stocks (Cost $543,172)                                        $   639,503
------------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities 3.57%                                                                                23,666
------------------------------------------------------------------------------------------------------------------------============
Net Assets 100.00%             (Equivalent to $11.86 per share; 55,917 shares of
                               $.001 par value capital stock outstanding;
                               authorized 50,000,000 shares)                                                             $   663,169
------------------------------------------------------------------------------------------------------------------------============

                              * Non-income producing security.
                                See Notes to Financial Statements.

Statements of Operations

                                                                           Year Ended     Sept. 15, 1999* to     Sept. 15, 1999* to
                                                                        Dec. 31, 1999          Dec. 31, 1999           Dec. 31,1999
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Growth and Income           Mid-Cap Value          International
Investment Income                                                           Portfolio             Portfolio               Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Income         Dividends                                                  $   771,179              $  1,941                 $   287
               Interest (net of foreign tax withheld
                 of $280, $0 and $9, respectively)                             75,691                   551                   1,202
               Other                                                           72,543                     -                      -
               Total income                                                   919,413                 2,492                   1,489
====================================================================================================================================
Expenses       Management fee                                                 152,068                  1,094                  1,634
               Management fee waived                                                -                (1,094)                 (1,634)
               Professional                                                    42,928                  4,000                  4,000
               Shareholder servicing                                           29,261                    100                    100
               Reports to shareholders                                         21,565                    100                    100
               Other                                                           19,803                    100                  2,600
               Total expenses before reimbursements                           265,625                  4,300                  6,800
------------------------------------------------------------------------------------------------------------------------------------
               Expense reimbursements                                               -                (4,300)                 (6,800)
------------------------------------------------------------------------------------------------------------------------------------
               Net expenses                                                   265,625                      -                      -
------------------------------------------------------------------------------------------------------------------------------------
               Net investment income                                          653,788                  2,492                  1,489
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                     153,506,849                (9,558)                 51,600
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                    (118,506,201)                  4,361                 96,331
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                     35,000,648                (5,197)                147,931
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting From Operations           $35,654,436               $(2,705)               $149,420
====================================================================================================================================

               *Commencement of operations.
                 See Notes to Financial Statements.
10

Statements of Changes in Net Assets



                                                              Year Ended          Year Ended  Sept. 15, 1999* to  Sept. 15, 1999* to
                                                           Dec. 31, 1999        Dec. 31, 1998      Dec. 31, 1999      Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------------------

                                                        Growth and Income   Growth and Income      Mid-Cap Value       International
Increase (Decrease) in Net Assets                               Portfolio           Portfolio         Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Operations  Net investment income                          $     653,788        $  10,875,399        $    2,492           $    1,489
            Net realized gain (loss) from
                investment transactions                      153,506,849           34,240,047           (9,558)               51,600
            Net change in unrealized appreciation
                of investments                             (118,506,201)           29,394,800             4,361               96,331
            Net increase (decrease) in net assets
                resulting from operations                     35,654,436           74,510,246            (2,705)             149,420
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
            Net investment income                              (606,447)         (10,531,538)            (2,455)             (1,461)
            Net realized gain from investment transactions   (2,143,412)         (33,862,945)                --             (52,431)
            Total distributions                              (2,749,859)         (44,394,483)            (2,455)            (53,892)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
            Net proceeds from sales of
               1,354,299; 6,898,183;
               53,641 and 51,252 shares, respectively        30,453,087          141,925,049            534,471             513,766
            Net asset value of 126,722; 2,156,014;
               256 and 4,666 shares,
               respectively, issued in reinvestment
               of dividends and distributions                 2,749,859           44,394,483              2,455              53,887
            Total                                            33,202,946          186,319,532            536,926             567,653
------------------------------------------------------------------------------------------------------------------------------------
            Cost of 152,251; 728,296;
               3 and 1 shares reacquired, respectively     (592,834,481)        (14,598,679)               (28)                (12)
------------------------------------------------------------------------------------------------------------------------------------
            Redemption in kind of 34,287,022; 0;
               0 and 0 shares, respectively                (151,355,638)                 --                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
            Increase (decrease) in net
            assets derived from
            capital share transactions
            (net change of (32,958,252);
            8,325,901; 53,894 and 55,917
            shares, respectively)                          (710,987,173)         171,720,853            536,898             567,641
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                          (678,082,596)         201,836,616            531,738             663,169
------------------------------------------------------------------------------------------------------------------------------------
Net Assets
            Beginning of year                               714,274,245          512,437,629                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
            End of year+                                   $36,191,649          $714,274,245           $531,738             $663,169
====================================================================================================================================

            *Commencement of operations.
            +Includes undistributed (distribution in excess of) net investment income of $(62,550), $(109,891), $37 and $28, respectively.
             See Notes to Financial Statements.

Financial Highlights

                                                                                                       Year Ended December 31,
                                                                                                      Growth and Income Portfolio
Per Share Operating Performance:                            1999             1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                       $20.649          $19.510         $17.022         $15.241         $12.710
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations
    Net investment income                                 .52(a)          .360(a)         .393(a)            .408            .459
    Net realized and unrealized gain
    on investments                                          2.90            2.149           3.755           2.563           3.332
    Total from investment operations                        3.42            2.509           4.148           2.971           3.791
------------------------------------------------------------------------------------------------------------------------------------
    Dividends and distributions
    Dividends from net investment income                   (.42)           (.325)           (.34)           (.36)           (.36)
    Distributions from net realized gain                  (1.49)          (1.045)          (1.32)           (.83)           (.90)
    Total dividends and distributions                     (1.91)           (1.37)          (1.66)          (1.19)          (1.26)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of year                             $22.160          $20.649         $19.510         $17.022         $15.241
------------------------------------------------------------------------------------------------------------------------------------

Total Return(d)                                           16.74%           12.82%          24.34%          19.49%          29.82%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
    Net assets, end of year (000)                        $36,192         $714,274        $512,438        $303,982        $193,575
       Ratios to Average Net Assets:
    Expenses                                                .87%             .51%            .52%            .52%            .52%
    Net investment income                                  2.15%            1.78%           2.02%           2.32%           2.91%
       Portfolio turnover rate                           188.35%           76.62%          43.09%          48.93%          70.30%
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Mid-Cap Value Portfolio                International Portfolio
                                                                     September 15, 1999(c) to               September 15, 1999(c) to
Per Share Operating Performance                                          December 31,1999                       December 31,1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $10.00                                         $10.00
    Income from investment operations
    Net investment income(a)                                                      .05                                            .03
    Net realized and unrealized gain (loss)
    on investments                                                              (.13)                                           2.88
    Total from investment operations                                            (.08)                                           2.91
------------------------------------------------------------------------------------------------------------------------------------
    Dividends and distributions
    Dividends from net investment income                                        (.05)                                          (.03)
    Distributions from net realized gain                                            -                                         (1.02)
    Total dividends and distributions                                           (.05)                                         (1.05)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                                                $  9.87                                         $11.86
------------------------------------------------------------------------------------------------------------------------------------

Total Return(b) (d)                                                            (.82)%                                         29.39%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
    Net assets, end of period (000)                                           $  532                                           $ 663
    Ratios to Average Net Assets(b):
    Expenses including waiver and reimbursements                                0.00%                                          0.00%
    Expenses excluding waiver and reimbursements                                1.09%                                          1.53%
    Net investment income                                                        .51%                                           .27%
    Portfolio turnover rate                                                     22.92                                         38.29%
------------------------------------------------------------------------------------------------------------------------------------

(a)Calculated using average shares outstanding during the period.
(b)Not annualized.
(c)Commencement of operations.
(d)Total return assumes the reinvestment of all distributions.
See Notes to Financial Statements.

                               Notes to Financial Statements


1.  Significant Accounting Policies
Lord  Abbett  Series  Fund,  Inc.  (the  "Company")  is an  open-end  management investment company incorporated under Maryland law on August 28, 1989. The Company currently consists of three active portfolios - Growth and Income Portfolio, Mid-Cap Value Portfolio and International Portfolio ("Series"). Each Series is diversified as defined under the Investment Company Act of 1940. Growth and Income Portfolio commenced operations on December 11, 1989. Mid-Cap Value Portfolio and International Portfolio commenced operations on September 15, 1999. Shares of each Series are currently issued and redeemed only in connection with investment in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked prices on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors. Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

(b) Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or incurred. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(c) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(d) Investment transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                               Notes to Financial Statements


2. Management Fee and Other Transactions with Affiliates
The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work. The management fee paid to Lord Abbett is based on average daily net assets at an annual rate of .50% for Growth and Income Portfolio, .75% for Mid-Cap Value Portfolio and 1.00% for International Portfolio. Lord Abbett waived its fees for Mid-Cap Value Portfolio and International Portfolio for the period ended December 31, 1999. At December 31, 1999, the management fee payable was $7,784 for Growth and Income Portfolio. Other assets and liabilities include $4,300 and $6,800 receivable from Lord Abbett for expenses reimbursed for Mid-Cap Value Portfolio and International Portfolio, respectively. Certain of the Company's officers and Directors have an interest in Lord Abbett.

Lord Abbett has entered into a sub-investment management agreement with Fuji-Lord Abbett International, Ltd. ("sub- adviser"). Lord Abbett is a minority owner of the sub-adviser. The sub-adviser furnishes investment advisory services in connection with the management of International Portfolio. Lord Abbett pays for the cost of the sub-adviser's services.

Growth and Income Portfolio has a service agreement which permits it to make payments under certain circumstances to insurance companies at the annual rate of .25% of the average daily net asset value of shares of the Series attributable to the insurance companies' variable annuity contract owners.
3. Distributions
Distributions from net investment income and net realized gain from investment transactions, if any, are declared annually. Undistributed (accumulated) net realized capital gain (loss) at December 31, 1999, for financial statement purposes, aggregated $186,535 for Growth and Income Portfolio and $(9,558) for Mid-Cap Value Portfolio. Distributions in excess of net realized capital gain aggregated $831 for International Portfolio.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

4. Paid-in-Capital
At December 31, 1999, paid-in-capital for each Series was as follows:

Series

--------------------------------------------------------------------------------
Growth and Income Portfolio                                       $  32,724,771
--------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                                 536,898
--------------------------------------------------------------------------------
International Portfolio                                                 567,641
--------------------------------------------------------------------------------

                               Notes to Financial Statements


5.  Purchases and Sales of Securities
Purchases and sales of investment securities (other than short-term investments and redemption in kind in Growth and Income Portfolio) for the period ended December 31, 1999 were as follows:

Series                                                           Purchases                       Sales

----------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                  $  52,759,633              $  733,747,497

----------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                                            599,535                     102,713

----------------------------------------------------------------------------------------------------------
International Portfolio                                            683,181                     191,609

----------------------------------------------------------------------------------------------------------

As  of  December  31,  1999,  net  unrealized  appreciation,   gross  unrealized
appreciation and gross unrealized  depreciation of investments based on cost for federal income tax purposes were as follows:

----------------------------------------------------------------------------------------------------------
                                    Net Unrealized              Unrealized                  Unrealized
Series                                Appreciation            Appreciation                Depreciation

----------------------------------------------------------------------------------------------------------
Growth and Income Portfolio           $  3,342,893            $  4,546,920              $  (1,204,027)

----------------------------------------------------------------------------------------------------------
Mid-Cap Value Portfolio                      4,361                  38,167                    (33,806)

International Portfolio                     96,331                 121,147                    (24,816)
----------------------------------------------------------------------------------------------------------

For federal income tax purposes, the identified cost of investments at December 31, 1999 was substantially the same as the cost for financial reporting purposes.

6.  Directors' Remuneration
The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The Directors' fees payable at December 31, 1999, under a deferred compensation plan, were $35,855.

7.  Redemption In Kind
On January 8, 1999, Growth and Income Portfolio incurred a redemption in kind from a shareholder (insurance company separate account) in the amount of 34,287,022 shares. A redemption in kind occurs when a shareholder account is redeemed with portfolio securities in lieu of cash. The unrealized appreciation related to the securities transferred in kind totaled $151,355,638 and is included in capital activity in the Statements of Changes in Net Assets.

                          Independent Auditors' Report



The Board of Directors and Shareholders,
Lord Abbett Series Fund, Inc.:

We have audited the accompanying statement of net assets of Lord Abbett Series Fund, Inc. - Growth and Income Portfolio, Mid-Cap Value Portfolio and International Portfolio as of December 31, 1999, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the five years presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999, by cor res pondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Series Fund, Inc. - Growth and Income Portfolio, Mid-Cap Value Portfolio and International Portfolio as of December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.


[GRAPHIC OMITTED


New York, New York
February 25, 2000

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Service Line: 800-865-7582
Visit Our Web Site:
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(3/00)